INCOME TAXES (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Deferred tax assets:
Net operating loss	$ 1,763,076	$ 1,527,748
Less: Valuation allowance	(1,763,076)	(1,527,748)
Net deferred tax assets